Vanguard® Market Neutral Fund
Schedule of Investments (unaudited)
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks—Long Positions (97.3%)
Communication Services (3.0%)
[1]	Playtika Holding Corp.	444,386	3,133
*,1	ZipRecruiter Inc. Class A	247,818	2,848
*,1	Clear Channel Outdoor Holdings Inc.	1,442,249	2,380
*,1	Alphabet Inc. Class C	13,085	1,992
*,1	Match Group Inc.	49,477	1,795
*,1	TripAdvisor Inc.	48,373	1,344
*	Madison Square Garden Entertainment Corp.	13,712	538
*,1	Yelp Inc.	12,748	502
	Telephone and Data Systems Inc.	31,269	501
			15,033
Consumer Discretionary (9.8%)
[1]	Travel & Leisure Co.	87,014	4,260
*,1	Expedia Group Inc.	28,449	3,919
*,1	Mohawk Industries Inc.	29,160	3,817
*,1	Everi Holdings Inc.	340,408	3,421
[1]	Perdoceo Education Corp.	184,478	3,240
*,1	Taylor Morrison Home Corp.	48,744	3,030
*,1	Beazer Homes USA Inc.	91,878	3,014
*	Hovnanian Enterprises Inc. Class A	17,606	2,763
*,1	Dave & Buster's Entertainment Inc.	43,036	2,694
*,1	frontdoor Inc.	70,191	2,287
*,1	Caesars Entertainment Inc.	43,392	1,898
*,1	M/I Homes Inc.	13,376	1,823
	Gap Inc.	65,339	1,800
*	Chegg Inc.	189,477	1,434
*	Warby Parker Inc. Class A	87,335	1,189
	Wynn Resorts Ltd.	9,883	1,010
*	Green Brick Partners Inc.	16,608	1,000
*,1	Wayfair Inc. Class A	14,363	975
	Wingstop Inc.	2,137	783
*	American Axle & Manufacturing Holdings Inc.	103,208	760
[1]	General Motors Co.	14,022	636
[1]	Buckle Inc.	15,305	616
*	Brinker International Inc.	12,100	601
[1]	DR Horton Inc.	3,524	580
*	Etsy Inc.	7,671	527
*	G-III Apparel Group Ltd.	17,307	502
	Golden Entertainment Inc.	11,223	413
			48,992
Consumer Staples (4.7%)
[1]	Target Corp.	24,829	4,400
[1]	PriceSmart Inc.	49,068	4,122

		Shares	Market Value ($000)
*,1	United Natural Foods Inc.	242,780	2,789
[1]	SpartanNash Co.	123,202	2,490
[1]	Altria Group Inc.	48,466	2,114
[1]	Coca-Cola Consolidated Inc.	2,147	1,817
	Vector Group Ltd.	130,677	1,432
[1]	Primo Water Corp.	62,259	1,134
*	Performance Food Group Co.	12,782	954
	Costco Wholesale Corp.	971	711
*,1	Olaplex Holdings Inc.	286,741	551
*	Pilgrim's Pride Corp.	14,765	507
	B&G Foods Inc.	43,530	498
			23,519
Energy (5.7%)
*,1	US Silica Holdings Inc.	302,655	3,756
[1]	APA Corp.	98,581	3,389
[1]	Select Water Solutions Inc.	354,917	3,276
	Dorian LPG Ltd.	69,395	2,669
	Ardmore Shipping Corp.	156,347	2,567
[1]	Marathon Petroleum Corp.	12,501	2,519
	Scorpio Tankers Inc.	23,716	1,697
	CONSOL Energy Inc.	19,264	1,614
	Valero Energy Corp.	9,370	1,599
*	ProPetro Holding Corp.	191,835	1,550
*,1	Par Pacific Holdings Inc.	30,181	1,118
*	Oceaneering International Inc.	46,393	1,086
	DHT Holdings Inc.	85,729	986
*	Nabors Industries Ltd. (XNYS)	6,954	599
			28,425
Financials (17.7%)
*	Robinhood Markets Inc. Class A	224,687	4,523
[1]	MGIC Investment Corp.	196,292	4,389
*,1	Mr Cooper Group Inc.	54,995	4,287
	Bank of NT Butterfield & Son Ltd.	130,405	4,172
[1]	Essent Group Ltd.	68,112	4,053
[1]	CNO Financial Group Inc.	147,123	4,043
*,1	PayPal Holdings Inc.	59,820	4,007
[1]	OFG Bancorp	107,979	3,975
	Affiliated Managers Group Inc.	23,661	3,963
*,1	NMI Holdings Inc. Class A	120,570	3,899
	Zions Bancorp NA	86,068	3,735
[1]	BankUnited Inc.	125,635	3,518
[1]	SLM Corp.	156,371	3,407
	PROG Holdings Inc.	92,283	3,178
[1]	Westamerica BanCorp	59,575	2,912
[1]	Citigroup Inc.	35,794	2,264
*,1	Customers Bancorp Inc.	42,305	2,245
[1]	Lincoln National Corp.	64,041	2,045
	KeyCorp.	128,857	2,037
[1]	Banner Corp.	41,892	2,011
*	Block Inc. (XNYS)	21,721	1,837
*,1	LendingClub Corp.	189,391	1,665
[1]	Equitable Holdings Inc.	41,624	1,582
	Comerica Inc.	27,210	1,496
[1]	Central Pacific Financial Corp.	64,969	1,283
[1]	Truist Financial Corp.	31,888	1,243
	Enact Holdings Inc.	39,422	1,229
*	Arch Capital Group Ltd.	12,531	1,158

		Shares	Market Value ($000)
*,1	Skyward Specialty Insurance Group Inc.	30,576	1,144
*	Enova International Inc.	17,389	1,093
*	Palomar Holdings Inc.	12,613	1,057
*,1	Coinbase Global Inc. Class A	3,124	828
*	Hamilton Insurance Group Ltd. Class B	44,342	618
[1]	Virtu Financial Inc. Class A	30,011	616
	Loews Corp.	7,053	552
[1]	S&T Bancorp Inc.	16,261	522
	Hope Bancorp Inc.	44,436	512
	MetLife Inc.	6,900	511
*	Marqeta Inc. Class A	85,484	510
	Veritex Holdings Inc.	22,956	470
			88,589
Health Care (12.5%)
*,1	Tenet Healthcare Corp.	41,755	4,389
*,1	Option Care Health Inc.	125,416	4,207
*,1	PTC Therapeutics Inc.	136,453	3,969
*,1	Ironwood Pharmaceuticals Inc.	419,796	3,656
[1]	Organon & Co.	187,203	3,519
*,1	PetIQ Inc.	161,702	2,956
*,1	Centene Corp.	37,529	2,945
*,1	Elanco Animal Health Inc. (XNYS)	170,543	2,776
*,1	Teladoc Health Inc.	169,288	2,556
*,1	Fate Therapeutics Inc.	333,530	2,448
*	Align Technology Inc.	6,991	2,293
*	Vir Biotechnology Inc.	226,064	2,290
*	Incyte Corp.	34,786	1,982
*,1,2	Novavax Inc.	331,646	1,585
*	CareDx Inc.	145,725	1,543
*,1	Health Catalyst Inc.	192,097	1,447
*	ANI Pharmaceuticals Inc.	19,774	1,367
*,1	REGENXBIO Inc.	63,147	1,331
*	Amneal Pharmaceuticals Inc.	187,096	1,134
*	Inmode Ltd.	43,972	950
*	ACADIA Pharmaceuticals Inc.	51,068	944
*,1	Veeva Systems Inc. Class A	3,743	867
*	Ultragenyx Pharmaceutical Inc.	18,460	862
*,1	Pediatrix Medical Group Inc.	83,294	835
*	AdaptHealth Corp.	71,457	823
*	Lantheus Holdings Inc.	12,875	801
*,1	Deciphera Pharmaceuticals Inc.	50,507	795
*,1	Illumina Inc.	5,137	705
*,1	Coherus Biosciences Inc.	277,976	664
*,1	Insulet Corp.	3,538	606
*	Evolus Inc.	41,568	582
*,1	Omnicell Inc.	18,583	543
*	Inspire Medical Systems Inc.	2,507	539
*	Mersana Therapeutics Inc.	118,116	529
*	Editas Medicine Inc.	68,527	509
*,1	Nevro Corp.	34,382	497
*	Beam Therapeutics Inc.	14,971	495
*	Phreesia Inc.	19,193	459
[1]	Agenus Inc.	671,505	390
[1]	Embecta Corp.	25,467	338
*,1	Sangamo Therapeutics Inc.	376,349	252
*	Nektar Therapeutics	261,128	244

		Shares	Market Value ($000)
*,1	FibroGen Inc.	36,712	86
			62,708
Industrials (17.5%)
*,1	JELD-WEN Holding Inc.	208,716	4,431
*,1	Beacon Roofing Supply Inc.	45,103	4,421
*,1	Legalzoom.com Inc.	330,533	4,409
*,1	American Woodmark Corp.	43,172	4,389
*,1	GMS Inc.	44,694	4,350
*,1	SkyWest Inc.	62,777	4,337
[1]	H&E Equipment Services Inc.	67,238	4,315
[1]	Griffon Corp.	58,751	4,309
*,1	Builders FirstSource Inc.	20,534	4,282
[1]	Delta Air Lines Inc.	88,403	4,232
	Owens Corning	24,548	4,094
[1]	Herc Holdings Inc.	22,699	3,820
*,1	Masterbrand Inc.	202,834	3,801
[1]	Steelcase Inc. Class A	281,090	3,677
*,1	Upwork Inc.	284,717	3,490
*,1	MRC Global Inc.	254,602	3,200
*	AZEK Co. Inc.	60,438	3,035
	Veralto Corp.	22,302	1,977
	Avis Budget Group Inc.	14,207	1,740
[1]	Terex Corp.	26,645	1,716
*	Huron Consulting Group Inc.	17,202	1,662
	3M Co.	15,082	1,600
	MillerKnoll Inc.	56,173	1,391
	Republic Services Inc.	6,497	1,244
	ABM Industries Inc.	27,837	1,242
[1]	Applied Industrial Technologies Inc.	5,466	1,080
[1]	AGCO Corp.	8,143	1,002
	Dun & Bradstreet Holdings Inc.	86,831	872
*,1	Janus International Group Inc.	55,703	843
	Automatic Data Processing Inc.	2,345	586
	Brink's Co.	6,276	580
*	Sun Country Airlines Holdings Inc.	37,702	569
	ACCO Brands Corp.	91,204	512
	Heidrick & Struggles International Inc.	10,156	342
			87,550
Information Technology (11.4%)
*	SMART Global Holdings Inc.	163,377	4,300
*,1	Wix.com Ltd.	31,133	4,280
*,1	RingCentral Inc. Class A	114,313	3,971
[1]	HP Inc.	120,558	3,643
*,1	DocuSign Inc.	59,806	3,561
*,1	MaxLinear Inc.	185,164	3,457
*,1	BigCommerce Holdings Inc. Series 1	488,624	3,367
*,1	Infinera Corp.	433,353	2,613
	Pegasystems Inc.	39,223	2,535
	Sapiens International Corp. NV	78,128	2,513
*,1	ACM Research Inc. Class A	79,882	2,328
*,1	Zuora Inc. Class A	202,597	1,848
	NVIDIA Corp.	1,995	1,803
*,1	TTM Technologies Inc.	110,142	1,724
*	SoundHound AI Inc. Class A	273,079	1,608
*	Twilio Inc. Class A	23,303	1,425
*,1	Domo Inc. Class B	153,211	1,367
*,1	CommScope Holding Co. Inc.	1,036,684	1,358

		Shares	Market Value ($000)
*,1	Yext Inc.	215,162	1,297
*	Cirrus Logic Inc.	13,026	1,206
	TD SYNNEX Corp.	10,406	1,177
	Microsoft Corp.	2,130	896
*,1	CommVault Systems Inc.	7,687	780
*	Extreme Networks Inc.	60,701	700
	Hewlett Packard Enterprise Co.	38,048	675
	Lam Research Corp.	693	673
*,1,2	Maxeon Solar Technologies Ltd.	200,742	668
	Amkor Technology Inc.	20,453	659
[1]	Oracle Corp.	3,842	483
			56,915
Materials (4.3%)
	Eagle Materials Inc.	15,987	4,345
[1]	Commercial Metals Co.	73,700	4,331
[1]	Ryerson Holding Corp.	120,783	4,046
*,1	Constellium SE	179,932	3,978
	Freeport-McMoRan Inc.	49,292	2,318
[1]	Carpenter Technology Corp.	13,404	957
	Kaiser Aluminum Corp.	8,455	756
	Sherwin-Williams Co.	1,813	630
			21,361
Real Estate (7.0%)
[1]	RLJ Lodging Trust	359,573	4,250
[1]	Park Hotels & Resorts Inc.	242,891	4,248
[1]	Cousins Properties Inc.	175,993	4,231
[1]	American Assets Trust Inc.	178,811	3,918
	Kite Realty Group Trust	160,279	3,475
[1]	Kilroy Realty Corp.	83,735	3,051
	Simon Property Group Inc.	17,733	2,775
[1]	Host Hotels & Resorts Inc.	59,173	1,224
[1]	Acadia Realty Trust	70,509	1,199
	Sabra Health Care REIT Inc.	78,802	1,164
	Equity Residential	18,250	1,152
	EPR Properties	18,569	788
[1]	Highwoods Properties Inc.	29,810	780
*	Equity Commonwealth	40,300	761
[1]	Brixmor Property Group Inc.	24,596	577
	Summit Hotel Properties Inc.	84,424	550
	Piedmont Office Realty Trust Inc. Class A	75,729	532
*	CBRE Group Inc. Class A	5,270	512
			35,187
Utilities (3.7%)
	AES Corp.	214,619	3,848
[1]	Black Hills Corp.	69,144	3,775
[1]	UGI Corp.	152,527	3,743
[1]	National Fuel Gas Co.	67,427	3,622
[1]	Vistra Corp.	34,855	2,428
[1]	ALLETE Inc.	15,712	937
			18,353
Total Common Stocks—Long Positions (Cost $429,254)			486,632
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[3,4]	Vanguard Market Liquidity Fund, 5.407% (Cost $5,684)	56,846	5,683

		Shares	Market Value ($000)
Common Stocks Sold Short (-97.5%)
Communication Services (-3.3%)
*	Sphere Entertainment Co.	(87,127)	(4,276)
*	Take-Two Interactive Software Inc.	(23,502)	(3,490)
	TKO Group Holdings Inc.	(24,289)	(2,099)
*	Ziff Davis Inc.	(25,196)	(1,588)
*	AMC Entertainment Holdings Inc. Class A	(349,035)	(1,299)
*	EchoStar Corp. Class A	(90,329)	(1,287)
*	Liberty Broadband Corp. Class C	(16,475)	(943)
	Cogent Communications Holdings Inc.	(12,801)	(836)
*	Cinemark Holdings Inc.	(36,433)	(655)
			(16,473)
Consumer Discretionary (-9.5%)
	Krispy Kreme Inc.	(283,573)	(4,320)
*	Topgolf Callaway Brands Corp.	(265,282)	(4,290)
*	Sweetgreen Inc. Class A	(160,009)	(4,042)
	Tempur Sealy International Inc.	(71,042)	(4,037)
	Acushnet Holdings Corp.	(58,299)	(3,845)
	Service Corp. International	(49,118)	(3,645)
	Churchill Downs Inc.	(28,024)	(3,468)
*	LGI Homes Inc.	(29,415)	(3,423)
*	Leslie's Inc.	(464,434)	(3,019)
*	Mister Car Wash Inc.	(351,691)	(2,726)
*	Kura Sushi USA Inc. Class A	(16,644)	(1,917)
	Cracker Barrel Old Country Store Inc.	(15,525)	(1,129)
	Choice Hotels International Inc.	(8,855)	(1,119)
*	Penn National Gaming Inc.	(60,570)	(1,103)
	Strategic Education Inc.	(9,243)	(962)
	Hasbro Inc.	(13,792)	(779)
	Tractor Supply Co.	(2,587)	(677)
	Lithia Motors Inc.	(2,237)	(673)
*	QuantumScape Corp.	(96,433)	(606)
*	Xponential Fitness Inc. Class A	(32,676)	(540)
*	Rivian Automotive Inc. Class A	(47,358)	(518)
	VF Corp.	(33,030)	(507)
*	WW International Inc.	(89,622)	(166)
			(47,511)
Consumer Staples (-4.8%)
	Dollar General Corp.	(28,432)	(4,437)
*	BJ's Wholesale Club Holdings Inc.	(54,913)	(4,154)
	Brown-Forman Corp. Class B	(52,319)	(2,701)
	Weis Markets Inc.	(39,912)	(2,570)
*	Chefs' Warehouse Inc.	(65,186)	(2,455)
*	Sprouts Farmers Market Inc.	(22,094)	(1,424)
	MGP Ingredients Inc.	(15,269)	(1,315)
*	Celsius Holdings Inc.	(14,689)	(1,218)
	Walgreens Boots Alliance Inc.	(53,538)	(1,161)
	J & J Snack Foods Corp.	(6,777)	(980)
*	elf Beauty Inc.	(2,948)	(578)
	Estee Lauder Cos. Inc. Class A	(3,625)	(559)
*	National Beverage Corp.	(11,652)	(553)
			(24,105)
Energy (-5.5%)
*	NextDecade Corp.	(785,168)	(4,460)
	Sitio Royalties Corp. Class A	(167,840)	(4,149)
	Chesapeake Energy Corp.	(44,881)	(3,987)
*	Uranium Energy Corp.	(516,908)	(3,489)

		Shares	Market Value ($000)
*	Energy Fuels Inc.	(540,520)	(3,400)
	Core Laboratories Inc.	(131,197)	(2,241)
	Kinetik Holdings Inc.	(50,685)	(2,021)
	New Fortress Energy Inc.	(46,328)	(1,417)
	Atlas Energy Solutions Inc.	(52,898)	(1,196)
*	Dril-Quip Inc.	(43,152)	(972)
			(27,332)
Financials (-17.5%)
	ServisFirst Bancshares Inc.	(65,142)	(4,323)
	Moelis & Co. Class A	(74,363)	(4,222)
	Remitly Global Inc.	(200,756)	(4,164)
	Glacier Bancorp Inc.	(100,186)	(4,036)
	Lakeland Financial Corp.	(58,722)	(3,894)
	First Financial Bankshares Inc.	(117,149)	(3,844)
	PJT Partners Inc. Class A	(40,335)	(3,802)
	Arthur J Gallagher & Co.	(15,167)	(3,792)
*	Rocket Cos. Inc. Class A	(252,546)	(3,675)
*	PRA Group Inc.	(140,436)	(3,663)
	TFS Financial Corp.	(285,393)	(3,585)
	Bank of Hawaii Corp.	(56,832)	(3,546)
	BGC Group Inc. Class A	(449,171)	(3,490)
	FactSet Research Systems Inc.	(7,587)	(3,447)
	New York Community Bancorp Inc.	(1,060,206)	(3,414)
	Houlihan Lokey Inc.	(26,422)	(3,387)
	Visa Inc. Class A	(11,826)	(3,300)
	Kemper Corp.	(51,817)	(3,209)
*	Toast Inc. Class A	(124,851)	(3,111)
	Interactive Brokers Group Inc. Class A	(27,600)	(3,083)
*	BRP Group Inc. Class A	(91,601)	(2,651)
	First Interstate BancSystem Inc. Class A	(81,587)	(2,220)
	WisdomTree Inc.	(201,141)	(1,848)
*	Encore Capital Group Inc.	(36,818)	(1,679)
	Walker & Dunlop Inc.	(12,397)	(1,253)
	White Mountains Insurance Group Ltd.	(554)	(994)
	Stewart Information Services Corp.	(11,728)	(763)
	Cullen/Frost Bankers Inc.	(6,008)	(676)
	P10 Inc. Class A	(75,177)	(633)
	Ryan Specialty Holdings Inc.	(11,087)	(615)
	SouthState Corp.	(6,124)	(521)
	Capitol Federal Financial Inc.	(85,411)	(509)
	Live Oak Bancshares Inc.	(10,947)	(454)
			(87,803)
Health Care (-12.7%)
*	agilon health Inc.	(741,698)	(4,524)
*	PROCEPT BioRobotics Corp.	(88,860)	(4,392)
*	R1 RCM Inc.	(307,028)	(3,955)
*	Madrigal Pharmaceuticals Inc.	(14,258)	(3,807)
*	Axsome Therapeutics Inc.	(46,983)	(3,749)
*	Masimo Corp.	(24,867)	(3,652)
*	TransMedics Group Inc.	(48,482)	(3,585)
*	SpringWorks Therapeutics Inc.	(69,933)	(3,442)
*	Neogen Corp.	(181,565)	(2,865)
*	Sana Biotechnology Inc.	(280,835)	(2,808)
*	Tarsus Pharmaceuticals Inc.	(69,714)	(2,534)
*	Biomea Fusion Inc.	(164,193)	(2,455)
*	Vaxcyte Inc.	(33,917)	(2,317)
*	Mirum Pharmaceuticals Inc.	(82,169)	(2,064)

		Shares	Market Value ($000)
*	Arcellx Inc.	(27,075)	(1,883)
*	Recursion Pharmaceuticals Inc. Class A	(183,181)	(1,826)
*	Schrodinger Inc.	(60,709)	(1,639)
*	Repligen Corp.	(7,744)	(1,424)
*	Harrow Inc.	(104,917)	(1,388)
*	Nuvalent Inc. Class A	(17,480)	(1,313)
*	Phathom Pharmaceuticals Inc.	(122,388)	(1,300)
*	Scholar Rock Holding Corp.	(66,003)	(1,172)
*	Henry Schein Inc.	(15,361)	(1,160)
*	Apellis Pharmaceuticals Inc.	(14,989)	(881)
*	Enhabit Inc.	(75,190)	(876)
*	Geron Corp.	(262,871)	(868)
	Patterson Cos. Inc.	(24,458)	(676)
*	Ardelyx Inc.	(65,209)	(476)
	Mesa Laboratories Inc.	(3,479)	(382)
			(63,413)
Industrials (-17.5%)
	FTAI Aviation Ltd.	(64,955)	(4,371)
*	MasTec Inc.	(46,573)	(4,343)
	RB Global Inc.	(56,594)	(4,311)
	HEICO Corp.	(22,159)	(4,232)
*	FTI Consulting Inc.	(19,825)	(4,169)
*	AeroVironment Inc.	(27,155)	(4,162)
*	U-Haul Holding Co.	(60,282)	(4,071)
*	Casella Waste Systems Inc. Class A	(40,463)	(4,001)
*	Bloom Energy Corp. Class A	(354,511)	(3,985)
*	ACV Auctions Inc. Class A	(208,207)	(3,908)
*	Mercury Systems Inc.	(128,850)	(3,801)
*	RBC Bearings Inc.	(13,774)	(3,724)
*	Ameresco Inc. Class A	(154,211)	(3,721)
*	Frontier Group Holdings Inc.	(429,555)	(3,484)
*	Rocket Lab USA Inc.	(774,397)	(3,183)
*	Montrose Environmental Group Inc.	(78,156)	(3,061)
	Concentrix Corp.	(42,383)	(2,807)
*	Transcat Inc.	(25,037)	(2,790)
*	Hayward Holdings Inc.	(151,128)	(2,314)
*	Chart Industries Inc.	(13,691)	(2,255)
	Zurn Elkay Water Solutions Corp.	(62,175)	(2,081)
*	Leonardo DRS Inc.	(92,166)	(2,036)
*	AerSale Corp.	(269,856)	(1,938)
*	Enovix Corp.	(212,001)	(1,698)
	RTX Corp.	(15,014)	(1,464)
	Heartland Express Inc.	(104,013)	(1,242)
*	SiteOne Landscape Supply Inc.	(5,331)	(931)
	Exponent Inc.	(10,423)	(862)
	VSE Corp.	(9,343)	(747)
*	JetBlue Airways Corp.	(92,691)	(688)
	Hexcel Corp.	(8,184)	(596)
	Cadre Holdings Inc.	(14,535)	(526)
			(87,502)
Information Technology (-11.9%)
*	Aspen Technology Inc.	(18,625)	(3,972)
*	Mirion Technologies Inc.	(338,872)	(3,853)
*	Enphase Energy Inc.	(31,792)	(3,846)
*	MicroStrategy Inc. Class A	(2,149)	(3,663)
*	PowerSchool Holdings Inc. Class A	(170,720)	(3,635)
	Ubiquiti Inc.	(31,353)	(3,632)

		Shares	Market Value ($000)
*	MACOM Technology Solutions Holdings Inc.	(36,614)	(3,502)
	Adeia Inc.	(291,289)	(3,181)
*	DoubleVerify Holdings Inc.	(86,700)	(3,048)
	Power Integrations Inc.	(40,991)	(2,933)
*	indie Semiconductor Inc. Class A	(333,765)	(2,363)
*	Globant SA	(10,863)	(2,193)
*	Jamf Holding Corp.	(118,451)	(2,174)
*	Sprout Social Inc. Class A	(35,749)	(2,134)
*	Cleanspark Inc.	(84,073)	(1,783)
	InterDigital Inc.	(14,726)	(1,568)
	Crane NXT Co.	(23,471)	(1,453)
	Universal Display Corp.	(8,238)	(1,388)
*	Allegro MicroSystems Inc.	(45,710)	(1,232)
*	MeridianLink Inc.	(62,976)	(1,178)
*	Marathon Digital Holdings Inc.	(51,979)	(1,174)
*	Lumentum Holdings Inc.	(21,584)	(1,022)
*	Envestnet Inc.	(17,523)	(1,015)
*	Riot Blockchain Inc.	(70,817)	(867)
*	GLOBALFOUNDRIES Inc.	(11,889)	(619)
*	PAR Technology Corp.	(11,689)	(530)
*	Clearfield Inc.	(15,759)	(486)
*	Digi International Inc.	(14,989)	(479)
	Apple Inc.	(2,783)	(477)
			(59,400)
Materials (-4.3%)
	Celanese Corp.	(25,532)	(4,388)
	Albemarle Corp.	(29,452)	(3,880)
	Hecla Mining Co.	(791,764)	(3,808)
*	Novagold Resources Inc.	(778,816)	(2,337)
	Ramaco Resources Inc. Class A	(121,560)	(2,047)
	FMC Corp.	(20,189)	(1,286)
	Royal Gold Inc.	(8,373)	(1,020)
	Compass Minerals International Inc.	(59,515)	(937)
	Westlake Corp.	(5,323)	(813)
	Arch Resources Inc.	(3,093)	(497)
*	Piedmont Lithium Inc.	(19,710)	(263)
			(21,276)
Real Estate (-7.1%)
	Terreno Realty Corp.	(61,703)	(4,097)
	Safehold Inc.	(186,071)	(3,833)
	NETSTREIT Corp.	(203,486)	(3,738)
	Farmland Partners Inc.	(336,085)	(3,731)
	Extra Space Storage Inc.	(24,904)	(3,661)
	WP Carey Inc.	(62,214)	(3,511)
	Rexford Industrial Realty Inc.	(52,421)	(2,637)
	SBA Communications Corp.	(12,078)	(2,617)
*	Apartment Investment and Management Co. Class A	(255,495)	(2,093)
	Douglas Emmett Inc.	(90,771)	(1,259)
	SL Green Realty Corp.	(18,672)	(1,029)
	Diversified Healthcare Trust	(399,204)	(982)
	Essential Properties Realty Trust Inc.	(30,588)	(815)
	Kennedy-Wilson Holdings Inc.	(67,330)	(578)
	Alexandria Real Estate Equities Inc.	(4,073)	(525)
	American Tower Corp.	(2,526)	(499)
			(35,605)
Utilities (-3.4%)
	Ormat Technologies Inc. (XNYS)	(56,335)	(3,729)

		Shares	Market Value ($000)
	IDACORP Inc.	(39,290)	(3,649)
*	Altus Power Inc.	(666,567)	(3,186)
	Southwest Gas Holdings Inc.	(27,805)	(2,117)
	Brookfield Renewable Corp. Class A	(84,570)	(2,078)
	NextEra Energy Inc.	(31,207)	(1,994)
	Middlesex Water Co.	(8,528)	(448)
			(17,201)
Total Common Stocks Sold Short (Proceeds $443,350)			(487,621)
Other Assets and Other Liabilities—Net (99.1%)			495,654
Net Assets (100%)			500,348
Cost is in $000.
*	Non-income-producing security.
1	Long security positions with a value of $315,896,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund’s access to these assets is subject to authorization from the broker-dealer.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $906,000.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $989,000 was received for securities on loan.
REIT—Real Estate Investment Trust.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.  Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market. Long security positions segregated as collateral are shown in the Schedule of Investments.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2024, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.